Restatement (Unaudited) - Balance Sheet Narrative (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Class A Common Stock
Revision of Previously Issued Financial Information
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000
Common stock, shares issued (in shares)	3,795,199	3,478,776	2,991,792	2,988,916	2,902,200	2,900,000
Common stock, shares outstanding (in shares)	3,795,199	3,478,776	2,991,792	2,988,916	2,902,200	2,900,000
Class B Common Stock
Revision of Previously Issued Financial Information
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued (in shares)	10,868,000	10,868,000	11,278,000	11,278,000	11,278,000	11,278,000
Common stock, shares outstanding (in shares)	10,868,000	10,868,000	11,278,000	11,278,000	11,278,000	11,278,000